Non-cash items (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2023	May 31, 2022
Non-cash Items
Depreciation	$ 942	$ 193
Change in fair value of derivative financial instrument liabilities (Note 10)	(1,670)	(1,408)
Share-based compensation expense (Note 12)	2,113	2,334
Accretion of provision for reclamation	105	100
Deferred income tax expense (Note 17)	3,552
Accretion of lease liabilities	8
Settlement of deferred revenue (Note 9)	(1,485)
Accretion of deferred revenue (Note 9)	364
Foreign exchange gains	41
VAT written-off (Note 5)	233
Loss on assets disposal		26
Other expenses	15
Total non-cash items	$ 4,218	$ 1,245